LEASES - Operating Lease Related Assets And Liabilities And Other Related Information (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Assets
Operating lease right-of-use assets, non-current	$ 3,010	$ 3,597
Liabilities
Operating lease liabilities, current	872	816
Operating lease liabilities, non-current	$ 2,403	$ 3,066
Weighted average remaining lease term (years)	3 years 10 months 24 days	4 years 7 months 6 days
Weighted average discount rate	5.70%	5.70%